united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/16

Item 1. Reports to Stockholders.

The Gold Bullion Strategy Portfolio

Semi - Annual Report

June 30, 2016

1-855-650-QGLD (7453)

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

August 11, 2016

Dear Shareholders,

This Annual Report for The Gold Bullion Strategy Fund (“Fund”) covers the period from January 1, 2016 to June 30, 2016. Flexible Plan Investments, Ltd. serves as the sub-advisor to The Gold Bullion Strategy Fund. During the period, the Fund returned 25.63%, compared with a return of 24.34% in the S&P GSCI Gold Index, while the S&P 500 TR Index returned 3.84%. The sub-index of the S&P GSCI provides investors with a reliable and publicly available benchmark tracking the COMEX gold future.

Gold enjoyed a strong run in the first half of 2016 demonstrating its ability to provide a potential safe-haven amidst market turmoil and uncertain geopolitical environments. Market conditions were volatile in the period. Investors’ were concerned with the outlook for worldwide economic growth, further increasing geopolitical risk including terrorism, and the lead-up and ultimate decision for the United Kingdom to leave the European Union (BREXIT).

Recent market conditions and performance further reinforce that we believe gold has a place in investors’ portfolios. The Fund continues to endeavor to execute its strategy consistently, regardless of the market environment or perceived outlook for gold. As always, the advisor and sub-advisor reiterate the value of gold in portfolios as a diversifier given its historically low correlation to most other asset classes.

The Gold Bullion Strategy Fund seeks returns that reflect the daily performance of the price of gold bullion and, as such, is a vehicle for investors to capture potential returns resulting from those movements. To meet its goal, the Fund utilizes gold bullion-related futures contracts and exchange-traded funds (ETFs). Additionally, in an effort to reflect the daily performance of the price of gold bullion net of fees, the Fund invests in investment-grade fixed income corporate notes and bonds, with an objective of generating interest income to partially offset those fees.

We encourage our investors to maintain a long-term perspective as the market reacts to inevitable challenges and opportunities. As an asset class, gold historically has been uncorrelated with other asset classes and tended to provide a valuable hedge to investor portfolios in times of market volatility or economic and geopolitical uncertainty. We thank you for your confidence in The Gold Bullion Strategy Fund and its potential to help you achieve your financial goals.

Best regards,

Jerry Wagner	Catherine Ayers-Rigsby

Flexible Plan Investments, Ltd.	Advisors Preferred

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The Gold Bullion Strategy Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Portfolio's performance figures* for the periods ended June 30, 2016, as compared to its benchmarks:
			Annualized
			Since Inception
	Six Months	One Year	November 1, 2013
The Gold Bullion Strategy Portfolio	25.63%	12.55%	(0.37)%
S&P 500 Total Return Index **	3.84%	3.99%	9.10%
S&P GSCI Gold Index ***	24.34%	12.25%	(2.45)%
NYSE Arca Gold BUGS Index ****^	121.81%	64.46%	3.14%

* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Returns greater than 1 year are annualized. The Portfolio's total annual operating expense ratio, as provided in the Portfolio's prospectus dated May 1, 2016, was 1.81%. For performance information current to the most recent month-end, please call 1-855-650-7453.

** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.
*** The S&P GSCI Gold Index, a sub-index of the S&P GSCI, provides investors with a reliable and publicly available benchmark tracking the COMEX gold future. The index is designed to be tradable, readily accessible to market participants, and cost efficient to implement. Investors cannot directly invest in an index.
**** The NYSE Arca Gold Bugs (Basket of Unhedged Gold Stocks) Index (HUI) is a modified equal dollar weight index of companies involved in gold mining. Investors cannot directly invest in an index.
^ The Portfolio has replaced the NYSE Arca Gold BUGS Index with the S&P 500 Total Return Index as the Portfolio’s primary benchmark to conform to industry practice for gold-related funds and because it believes the stocks of the constituent companies in the old benchmark were too highly-leveraged in relation to the price of gold to provide a meaningful comparison to the Portfolio.

The Portfolio holding by types of investments as of June 30, 2016 are as follows:

Holdings by Type of Investment: *		% of Net Assets
Exchange Traded Funds:
Debt Funds		91.8%
Commodity Funds		2.5%
Exchange Traded Note		0.7%
Short-Term Investments		1.4%
Other Assets less liabilities		3.6%
		100.0%

* The Holdings by type of Investment detailed does not include derivative exposure.
Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis.

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The Gold Bullion Strategy Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares	Value
EXCHANGE TRADED FUNDS - 94.3%
COMMODITY FUND - 2.5%
915	SPDR Gold Shares (a) *	$ 115,766

DEBT FUNDS - 91.8%
10,600	Guggenheim BulletShares 2016 Corporate Bond ETF	233,635
10,280	Guggenheim BulletShares 2017 Corporate Bond ETF	234,076
10,950	Guggenheim BulletShares 2018 Corporate Bond ETF	234,001
10,930	Guggenheim BulletShares 2019 Corporate Bond ETF	234,230
4,670	Guggenheim Enhanced Short Duration ETF	233,554
2,210	iShares 1-3 Year Credit Bond ETF	234,459
4,620	iShares Floating Rate Bond ETF	233,864
2,210	iShares Short Maturity Bond ETF	110,876
2,200	iShares Short-Term National AMT-Free Muni Bond ETF	233,948
2,310	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	233,703
4,640	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	234,274
7,660	SPDR Barclays Investment Grade Floating Rate ETF	233,324
7,600	SPDR Barclays Short Term Corporate Bond ETF	233,928
4,760	SPDR Nuveen Barclays Short Term Municipal Bond ETF	233,621
3,690	SPDR SSgA Ultra Short Term Bond ETF	147,672
13,210	VanEck Vectors AMT-Free Short Municipal Index ETF	234,213
9,440	VanEck Vectors Investment Grade Floating Rate ETF	234,204
9,190	VanEck Vectors Short High-Yield Municipal Index ETF	233,885
2,890	Vanguard Short-Term Bond ETF	234,263
4,235,730

TOTAL EXCHANGE TRADED FUNDS (Cost - $4,343,570)	4,351,496

EXCHANGE TRADED NOTE - 0.7%
2,456	VelocityShares 3x Long Gold ETN linked to the S&P GSCI Gold Index (a) *
(Cost - $32,338)	33,254

SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
65,943	STIT - Liquid Assets Portfolio 0.41% (a,b)	65,943
TOTAL SHORT-TERM INVESTMENTS (Cost - $65,943)	65,943

TOTAL INVESTMENTS - 96.4% (Cost - $4,441,851) (c)	$ 4,450,693
OTHER ASSETS LESS LIABILITIES - 3.6%	166,064
NET ASSETS - 100.0%	$ 4,616,757

ETF - Exchange Traded Fund
ETN- Exchange Traded Note
*	Non-Income producing investment.
(a)	All or part of this instrument is a holding of GBSP Fund Limited.
(b)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is
$4,448,329 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:	$ 10,522
Unrealized Depreciation:	(8,158)
Net Unrealized Appreciation:	$ 2,364

FUTURES CONTRACT
OPEN LONG FUTURES CONTRACT
Number of	Notional Value at	Unrealized
Contracts	Issue	Exchange	Expiration	June 30, 2016	Appreciation
39	Gold 100oz Future (a)	NY Comex	August-16	$ 4,852,359	$ 318,651

See accompanying notes to consolidated financial statements.

3

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

ASSETS
Investments in securities:
At cost	$ 4,441,851
At value	4,450,693
Unrealized appreciation on futures contracts	318,651
Deposit with brokers for futures contracts	281,896
Receivables:
For securities sold	114,835
Prepaid expenses and other assets	892
TOTAL ASSETS	5,166,967

LIABILITIES
Payables:
For fund shares redeemed	329,040
For investments purchased	172,147
Cash overdraft	40,915
For investment advisory fees	3,049
To related parties	3,026
For distribution (12b-1) fees	2,033
TOTAL LIABILITIES	550,210
NET ASSETS	$ 4,616,757

NET ASSETS CONSIST OF:
Capital Stock	3,834,851
Accumulated net investment loss	(10,764)
Accumulated net realized gain from investments and futures	439,541
Net unrealized appreciation on:
Investments	8,842
Futures	344,287
NET ASSETS	$ 4,616,757

NET ASSET VALUE PER SHARE:
Investor Class Shares:
Net Assets	$ 4,616,757
Shares of beneficial interest outstanding [No par value, unlimited shares of beneficial interest authorized]	186,568
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share)	$ 24.75

See accompanying notes to consolidated financial statements.

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The Gold Bullion Strategy Portfolio
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME
Dividends (Net of foreign withholdings of $19)	$ 21,268
Interest	433
TOTAL INVESTMENT INCOME	21,701

EXPENSES
Investment advisory fees	15,741
Distribution (12b-1) fees	10,494
Administrative services fees	6,230
NET EXPENSES	32,465

NET INVESTMENT LOSS	(10,764)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES:
Net realized gain from:
Investments	23,385
Futures	439,424
462,809
Net change in unrealized appreciation:
Investments	15,084
Futures	344,287
359,371

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES	822,180

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 811,416

See accompanying notes to consolidated financial statements.

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The Gold Bullion Strategy Portfolio
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$ (10,764)	$ (13,718)
Net realized gain (loss) from investment and futures	462,809	(375,173)
Net change in unrealized appreciation (depreciation) on investments and futures	359,371	(9,096)
Net increase (decrease) in net assets resulting from operations	811,416	(397,987)

SHARES OF BENEFITCIAL INTEREST
Proceeds from shares sold:	12,456,590	7,900,325
Payments for shares redeemed:	(10,819,629)	(6,697,217)
Total increase in net assets from share of beneficial interest	1,636,961	1,203,108

TOTAL INCREASE IN NET ASSETS	2,448,377	805,121

NET ASSETS
Beginning of Period/Year	2,168,380	1,363,259
End of Period/Year ^	$ 4,616,757	$ 2,168,380
^ Includes accumulated net investment loss	$ (10,764)	$ -

SHARE ACTIVITY
Investor Class:
Shares Sold	553,865	363,167
Shares Redeemed	(477,386)	(313,733)
Net increase in shares of beneficial interest outstanding	76,479	49,434

See accompanying notes to consolidated financial statements.

6

The Gold Bullion Strategy Portfolio
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year or Period

	For the Six Months Ended June 30,		For the Year Ended December 31,
	2016		2015	2014		2013 (a)
	(Unaudited)
Net asset value, beginning of period/year	$ 19.70		$ 22.48	$ 23.28		$ 25.00

Activity from investment operations:
Net investment loss (b)	(0.06)		(0.14)	(0.21)		(0.02)
Net realized and unrealized
loss on investments	5.11		(2.64)	(0.59)		(1.70)
Total from investment operations	5.05		(2.78)	(0.80)		(1.72)

Less distributions from:
Net investment income	-		-	(0.00)	(c)	-

Net asset value, end of period/year	$ 24.75		$ 19.70	$ 22.48		$ 23.28

Total return (d)	25.63%	(f)	(12.37)%	(3.43)%	(e)	(6.88)%	(f)

Net assets, at end of period/year (000s)	$ 4,617		$ 2,168	$ 1,363		$ 379

Ratio of net expenses to average
net assets (g)	1.55%	(h)	1.61%	1.70%		1.70%	(h)
Ratio of net investment loss
to average net assets (g,i)	(0.51)%	(h)	(0.65)%	(0.88)%		(0.56)%	(h)

Portfolio Turnover Rate	305%	(f)	457%	474%		23%	(f)

(a) The Portfolio commenced operations on November 1, 2013.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.
(c) The per share amount is less than $.005
(d) Total returns assume reinvestments of all distributions.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) Not Annualized.
(g)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.
(h) Annualized.
(i)	Recognition of net investment income (loss) by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to consolidated financial statements.

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The Gold Bullion Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

June 30, 2016

1.	ORGANIZATION

The Gold Bullion Strategy Portfolio (the “Portfolio”) is a non-diversified series of shares of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio currently offers shares of Investor class which are offered at net asset value. The Portfolio seeks returns that reflect the performance of the price of Gold bullion. The Portfolio commenced operations on November 1, 2013.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its consolidated financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolio follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Portfolio securities will be valued each day at the last quoted sales price on each security's primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask price on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ price. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

GBSP Fund Limited (“GBSP Fund Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Portfolio that can invest in Gold bullion-related exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), physical gold bullion and derivatives. Valuation procedures for securities held as of June 30, 2016 are disclosed within the “Securities Valuation” footnote. See “Consolidation of Subsidiaries” for additional information.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii)

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The Gold Bullion Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2016

securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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The Gold Bullion Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2016 for the Portfolio’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 4,351,496	$ -	$ -	$ 4,351,496
Exchange Traded Note	33,254	-	-	33,254
Money Market Fund	65,943	-	-	65,943
Total Investments	$ 4,450,693	$ -	$ -	$ 4,450,693
Derivatives
Futures Contracts	318,651	-	-	318,651
Total Assets	$ 4,769,344	$ -	$ -	$ 4,769,344

* Refer to the Consolidated Portfolio of Investments for sector clarifications.

The Portfolio did not hold any Level 2 or Level 3 securities during the current period.

There were no transfers into or out of Level 1 during the current period presented. It is the Portfolio’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting current period.

Consolidation of Subsidiaries – The consolidated financial statements of the Portfolio include the accounts of GBSP Fund Ltd., a wholly-owned controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Portfolio may invest up to 25% of its total assets in GBSP Fund Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Portfolio’s investment objectives and policies. The subsidiary commenced operations on November 15, 2013 and is an exempted Cayman Islands company with limited liability.

A summary of the Portfolio’s investment in GBSP Fund Ltd. is as follows:

	Inception Date of GBSP Fund Ltd.	GBSP Fund Ltd. Net Assets at June 30, 2016	% Of Net Assets at June 30, 2016
GBSP Fund Ltd.	11/15/2013	$791,959	17.2%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance. The following risks apply to the Portfolio through its direct investments as well as indirectly through investments in Underlying Funds and the subsidiary (GBSP Fund Ltd.).

General Market Risk. The risk that the value of the Portfolio’s shares will fluctuate based on the performance of the Portfolio’s investments and other factors affecting the commodities and/or securities market generally.

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.

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The Gold Bullion Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2016

Mutual Fund and ETN Risk: Mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Portfolio. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks. ETNs may not provide an effective substitute for Gold bullion because changes in derivative prices held by these instruments may not track those of the underlying Gold bullion.

Futures Contracts – The Portfolio is subject to commodity risk in the normal course of pursuing its investment objective. The Portfolio may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If the Portfolio was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Portfolio segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Portfolio because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Deposits with Brokers for Futures Contracts at June 30, 2016 represent partially restricted deposits of $150,346 to meet margin and other broker regulatory requirements, and excess funds not required for margin.

During the normal course of business, the Portfolio purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the consolidated financial statements.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Portfolio’s Consolidated Statement of Assets and Liabilities as of June 30, 2016:

Derivative Investment Type	Location on the Consolidated Statement of Assets and Liabilities
Futures	Net unrealized appreciation on futures

At June 30, 2016, the fair value of derivative instruments was as follows:

Asset Derivatives
Derivative Investment Type	Commodity Risk	June 30, 2016
Futures	$ 318,651	$ 318,651

The following is a summary of the location of derivative investments on the Portfolio’s Consolidated Statement of Operations for the six months ended June 30, 2016:

Derivative Investment Type	Location of Gain/Loss on Derivative
Commodities Contracts	Net realized gain from futures
Net change in unrealized appreciation on futures

The following is a summary of the Portfolio’s realized gain (loss) and unrealized appreciation/(depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2016:

11

The Gold Bullion Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2016

Realized gain on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Total for the Six Months Ended June 30, 2016
Futures	$ 439,424	$ 439,424

Changes in unrealized appreciation on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Total for the Six Months Ended June 30, 2016
Futures	$ 344,287	$ 344,287

The derivative instruments outstanding as of June 30, 2016 as disclosed in the Notes to Consolidated Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

Derivatives Risk: Futures are subject to inherent leverage that may magnify Portfolio losses. These derivatives may not provide an effective substitute for Gold bullion because changes in derivative prices may not track those of the underlying Gold bullion. Also, over-the-counter forwards are subject to counterparty default risk.

Gold Risk: The price of Gold may be volatile and Gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of Gold. The price of Gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Federal Income Tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed. The Portfolio identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Portfolio makes significant investments; however the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, GBSP Fund Ltd. is an exempted Cayman Islands investment company. GBSP Fund Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GBSP Fund Ltd. is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, a portion of GBSP Fund Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Portfolio’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio (or fund) are charged to that portfolio. Expenses which are not readily identifiable to a specific portfolio are allocated in such a manner as

12

The Gold Bullion Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2016

deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $12,996,148 and $10,452,141, respectively.

4. OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

The Portfolio’s policy is to recognize a net asset or liability equal to the unrealized appreciation/(depreciation) on futures contracts. During the six months ended June 30, 2016, the Portfolio was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2016.

Assets:				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
Futures Contracts	$ 318,651	$ -	$ 318,651	$ -		$ 318,651
Total	$ 318,651	$ -	$ 318,651	$ -	$ -	$ 318,651

(1) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

The Portfolio uses derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with the derivative instruments, see Note 2.

5. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Portfolio. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Portfolio.

Pursuant to an advisory agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Portfolio’s average daily net assets. Pursuant to the advisory agreement, the Advisor earned $15,741 in advisory fees for the six months ended June 30, 2016.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Portfolio pays GFS customary fees for providing administration, fund accounting and transfer agent services to the Portfolio. Under the terms of the Portfolio’s agreement with GFS, GFS pays for certain operating expenses of the Portfolio. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

13

The Gold Bullion Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2016

In addition, certain affiliates of GFS provide services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. These expenses are the responsibility of GFS.

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolio. These expenses are the responsibility of GFS.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly distribution and service fee is calculated by the Portfolio at an annual rate of 0.50% of its average daily net assets and is paid to Ceros Financial Services, Inc. (“Ceros”), an affiliate of the Advisor, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended June 30, 2016, pursuant to the Plan, distribution fees were $10,494, paid by the Portfolio.

Each Trustee who is not an “interested person” of the Trust or Advisor was compensated at a rate of $20,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested Trustees of the Trust are also officers or employees of the Advisor and its affiliates.

During the six months ended June 30, 2016, Ceros, a registered broker/dealer and an affiliate of the Advisor, executed trades on behalf of the Portfolio and received $2,169 in trade commissions.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of June 30, 2016, Jefferson National Life Insurance Co. held 100% of the voting securities of shares.

7. DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Portfolio distributions paid for the years ended December 31, 2015 and December 31, 2014 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2015	December 31, 2014
Ordinary Income	$ -	$ -
Long-Term Capital Gain	-	116
Return of Capital	-
	$ -	$ 116

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ -	$ (16,790)	$ -	$ (12,720)	$ (29,510)

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

14

The Gold Bullion Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2016

At December 31, 2015, the Portfolio had capital loss carryforwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term
$ 16,790	$ -

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and adjustment for Portfolio’s holding in GBSP Ltd, resulted in reclassification for the year ended December 31, 2015 as follows:

	Undistributed	Accumulated
Paid In	Net Investment	Net Realized	Unrealized
Capital	Income (Loss)	Gains (Loss)	Gain (Loss)
$ (376,483)	$ 13,718	$ 356,149	$ 6,616

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

15

The Gold Bullion Strategy Portfolio

EXPENSE EXAMPLE (Unaudited)

June 30, 2016

As a shareholder of The Gold Bullion Strategy Portfolio, you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Gold Bullion Strategy Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Gold Bullion Strategy Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
Actual	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Expenses		1/1/2016	6/30/2016	1/1/2016-6/30/2016
The Gold Bullion Strategy Portfolio	1.55%	$1,000.00	$1,256.30	$8.70

Table 2
Hypothetical	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
(5% return before expenses)		1/1/2016	6/30/2016	1/1/2016-6/30/2016
The Gold Bullion Strategy Portfolio	1.55%	$1,000.00	$1,017.16	$7.77

* Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the numbers of days in the fiscal year (366).

16

The Gold Bullion Strategy Portfolio

Supplemental Information (Unaudited)

June 30, 2016

Approval of Advisory and Sub-Advisory Agreement – The Gold Bullion Strategy Portfolio

At a meeting held on May 12 and 13, 2016, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of The Gold Bullion Strategy Portfolio (the “Portfolio”), and the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (“the Sub-Adviser”).

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: the nature, extent and quality of the services provided by the Adviser and Sub-Adviser to the Portfolio; the investment performance of the Portfolio and the Sub-Adviser; the costs of the services to be provided to the Portfolio; the extent to which economies of scale benefit shareholders; and the profits to be realized by the Adviser and Sub-Adviser and any affiliates from the relationship with the Portfolio.

In its consideration of the approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees did not identify any single factor as controlling. Matters considered by the Trustees in connection with their approval of the Advisory Agreement and Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser and the materials provided by the Sub-Adviser relating to the Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, respectively. With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s and Sub-Adviser’s Forms ADV, a description of the manner in which investment decisions are made for the Portfolio by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser, a review of the experience of professional personnel performing services for the Portfolio, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that each of the Adviser and Sub-Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics.

In reaching their conclusions, the Trustees considered that the Adviser delegates day-to-day investment decisions of the Portfolio to the Sub-Adviser and that the Adviser generally provides management and operational oversight of the Sub-Adviser. With respect to the Adviser, the Board considered the various services rendered by the Adviser to the Portfolio, whereby the Adviser maintains and monitors a continuous investment program for the Portfolio, under which the Adviser is responsible for the selection and oversight of the various service providers to the Portfolio, the

17

The Gold Bullion Strategy Portfolio

Supplemental Information (Unaudited)

June 30, 2016

monitoring of the performance of the assets managed by the Sub-Adviser, trading and order management, proxy voting, regulatory reporting, and other back office and administrative functions. The Board considered that an affiliate of the Adviser also serves as the Trust’s principal underwriter. The Board considered the quality of these services, and noted that there have been no material compliance exceptions reported to the Board, nor any other operational issues of a material nature. The Board concluded that the practices of the Adviser were adequate and further concluded that the Adviser had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Portfolio were satisfactory and reliable.

With respect to the Sub-Adviser, the Board considered the experience and performance of the Sub-Adviser’s portfolio management team, research staff, and compliance program. The Board considered that the Sub-Adviser employs a continuous investment program on behalf of the Portfolio. The Board also considered the Sub-Adviser’s practices with respect to monitoring compliance for the Portfolio and found that the Sub-Adviser has devoted appropriate resources to compliance. The Board considered the overall sophistication employed by the Sub-Adviser in designing and executing the investment strategies of the Portfolio as well taking into account that the Sub-Adviser has taken on additional functions where necessary in order to ensure its investment strategies and portfolios are performing appropriately. The Board also considered that the Sub-Adviser has not experienced any material compliance issues and that the level of communication between the Adviser and Sub-Adviser appears to be sufficient, and concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-advisory Agreements and that the nature, overall quality and extent of the management services provided by Sub-Adviser to the Portfolio were satisfactory and reliable.

Performance. The Trustees considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and does not directly manage the investment decisions of the Portfolio. With respect to the Adviser’s activities, the Board considered that the Adviser oversees the Sub-Adviser in the execution of its investment strategies in various capacities and appears to be carrying out its functions appropriately, including with respect to compliance and trade execution.

With respect to the performance of the Sub-Adviser, the Board considered the performance of the Portfolio compared to its primary benchmark index for various periods. The Board considered the performance of the Portfolio, noting that the Portfolio underperformed the S&P GSCI Gold Index by approximately 1.37% for the one-year period ended March 31, 2016. The Board considered that the Portfolio is operated in substantially the same manner as The Gold Bullion Strategy Fund and the corrective measures employed by the Sub-Adviser were also applicable to the Portfolio (regarding the implementation of direct investments in fixed income instruments to alleviate the expenses and volatility associated with the Portfolio’s previous investments in fixed income ETFs.).

18

The Gold Bullion Strategy Portfolio

Supplemental Information (Unaudited)

June 30, 2016

The Board took into account the returns generated by the Portfolio and the actions taken by the Sub-Adviser to address Portfolio underperformance as compared to the Portfolio’s selected performance benchmark. Based on the information provided, the Board concluded that the Sub-Adviser was taking active steps to improve Portfolio performance and that the Sub-Adviser’s overall service to the Portfolio was satisfactory and that the Sub-Adviser was expected to obtain an acceptable level of investment returns to shareholders.

Fees and Expenses. As to the costs of the services rendered by each of the Adviser and Sub-Adviser, the Trustees considered the level of overall advisory fees charged and operating expenses charged by the Portfolio. With respect to the Portfolio, the Board considered that the advisory fee of 0.75% as compared to the Commodity Funds Morningstar category, for funds that were comparable to the size of the Portfolio, was below the mean of the category. The Board considered that the Portfolio’s net expense ratio was also within the range of comparable funds in its category.

The Board also considered the allocation of the responsibilities as between the Adviser and Sub-Adviser, noting that the Sub-Adviser is responsible for the management of the Portfolio and the Adviser provides oversight and support services to the Sub-Adviser as well as trade execution, and reviewed the fees payable to each of the Adviser and Sub-Adviser. The Board considered the allocation of the advisory fee payable to the Portfolio and the portion retained by the Adviser. The Trustees further noted that the Adviser will only retain between 0.20% and 0.25% of the gross advisory fee for its services to the Portfolio, with the portion of the management fee retained by the Adviser decreasing as the assets of the Portfolio, respectively, increase. The Board concluded that the allocation of the advisory fee as between the Adviser and Sub-Adviser and the portion retained by the Adviser was reasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively, and further concluded that based on the comparison to similarly situated funds, coupled with the Adviser’s experience, expertise, and services provided to the Portfolio, that the fees to be charged by the Adviser were reasonable and in the best interests of the Portfolio and its shareholders.

Profitability. The Board also considered the profitability of each of the Adviser and Sub-Adviser, respectively, and whether such profits are reasonable in light of the services provided to the Portfolio. The Board reviewed financial information and profitability analyses prepared by each of the Adviser and Sub-Adviser for the calendar year ended December 31, 2015 and also for prior annual periods with respect to the Portfolio. The Board considered that the net profits after both the direct and indirect costs of operating the Portfolio, in terms of both dollar amount and as a percentage of the advisory fee allocable to each of the Adviser and Sub-Adviser, were not excessive and were generally not profitable at current asset levels. The Board concluded that the Adviser’s and Sub-Adviser’s level of profitability from each of the Adviser’s and Sub-Adviser’s relationship with the Portfolio were reasonable.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser had realized economies of scale with respect to their management of the Portfolio. The Trustees reviewed and considered the profitability analyses and financial information provided by each of the Adviser and Sub-Adviser and also took into account the current assets of the Portfolio. The

19

The Gold Bullion Strategy Portfolio

Supplemental Information (Unaudited)

June 30, 2016

Board noted that the Adviser and Sub-Adviser have contractually agreed to compensate the Sub-Adviser on an increasing fee scale as an incentive for the Sub-Adviser to provide services to the Portfolio and that the structure of the arrangement continues to be appropriate. The Trustees concluded that at current and foreseeable asset levels economies of scale were not presently achievable but would be revisited as assets increase.

 Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreement and the Sub-Advisory Agreement, respectively, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreement for an additional one-year period was in the best interests of the Portfolio and its current and future shareholders. In considering the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Portfolio’s surrounding circumstances.

20

PRIVACY notice
FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number ▪ Purchase History ▪ Assets ▪ Account Balances ▪ Retirement Assets ▪ Account Transactions ▪ Transaction History ▪ Wire Transfer Instructions ▪ Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Who we are
Who is providing this notice?	Advisors Preferred Trust

What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Advisors Preferred Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-650-7453.

INVESTMENT ADVISOR

Advisors Preferred LLC

1445 Research Blvd., Suite 530

Rockville, MD 20850

SUB-ADVISOR

Flexible Plan Investments, Ltd. 3883 Telegraph Road, Suite 100 Bloomfield Hills, MI 48302

ADMINISTRATOR

Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788

21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 9/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 9/7/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 9/7/16